Victory RS Investors Fund Expense Example - Victory RS Investors Fund	Dec. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 703
Expense Example, with Redemption, 3 Years	1,020
Expense Example, with Redemption, 5 Years	1,360
Expense Example, with Redemption, 10 Years	2,316
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	310
Expense Example, with Redemption, 3 Years	777
Expense Example, with Redemption, 5 Years	1,370
Expense Example, with Redemption, 10 Years	2,704
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	396
Expense Example, with Redemption, 5 Years	706
Expense Example, with Redemption, 10 Years	$ 1,587